Transactions - Reorganization and Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions	Nov. 18, 2021	Nov. 10, 2021
PIPE | Virtuoso
Recapitalization
Number of shares issued in transaction (in shares)	12,850,000
Sale of stock (per share)	$ 10.00
Consideration received from sales of stock	$ 128.5
Equity issuance cost	5.8
Business combination cost	30.0
Capitalized combination cost	22.3
PIPE | Virtuoso | General and administrative
Recapitalization
Business combination cost	$ 7.7
Forward Purchase Transaction | Apollo
Recapitalization
Sale of stock (per share)		$ 10